LEASES	12 Months Ended
Dec. 31, 2011
LEASES
LEASES

13.   LEASES

  (a)
  Capital Leases

    In each of 2010 and 2009, the Company entered into five sale-leaseback agreements with third parties for various fixed and mobile equipment within Canada. These arrangements represent sale-leaseback transactions in accordance with ASC 840-40 — Sale-Leaseback Transactions. The sale-leaseback agreements have an average effective annual interest rate of 6.18% and the average length of the contracts is 4.5 years.

    All of the sale-leaseback agreements have end of lease clauses that qualify as bargain purchase options that the Company expects to execute. The total gross amount of assets recorded under sale-leaseback capital leases amounts to $33.6 million (2010 — $33.6 million).

    The Company has agreements with third party providers of mobile equipment that are used at the Meadowbank and Kittila mines. These arrangements represent capital leases in accordance with the guidance in ASC 840-30 — Capital Leases. The leases for mobile equipment at the Kittila mine are for 5 years and the leases for mobile equipment at the Meadowbank mine are for 5 years. The effective annual interest rate on the lease for mobile equipment at the Meadowbank mine is 5.64%. The effective annual interest rate on the lease for mobile equipment at the Kittila mine is 4.99%.

    The following is a schedule of future minimum lease payments under capital leases together with the present value of the net minimum lease payments as at December 31, 2011:

Year ending December 31:
2012	$12,714
2013	15,520
2014	8,829
2015	3,567
2016	—
Thereafter	—

Total minimum lease payments	40,630
Less amount representing interest	3,378

Present value of net minimum lease payments	$37,252

    The Company's capital lease obligations at December 31 are comprised of the following:

	2011	2010
Total future lease payments	$40,630	$54,476
Less: interest	3,378	5,865

	37,252	48,611
Less: current portion	11,068	10,592

Long-term portion of capital lease obligations	$26,184	$38,019

    At the end of 2011, the gross amount of assets recorded under capital leases, including sale-leaseback capital leases was $56.9 million (2010 — $56.9 million; 2009 — $51.7 million). The charge to income resulting from the amortization of assets recorded under capital leases is included in the "Amortization of property, plant and mine development" component of the consolidated statements of income (loss).

  (b)
  Operating Leases

    The Company has a number of operating lease agreements involving office space. Some of the leases for office facilities contain escalation clauses for increases in operating costs and property taxes. Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms in excess of one year as at December 31, 2011 are as follows:

Minimum Lease Payments
2012	$1,676
2013	946
2014	755
2015	696
2016	696
Thereafter	3,822

Total	$8,591

    The portion of operating leases relating to rental expense was $0.9 million in 2011 (2010 — $4.1 million; 2009 — $3.7 million).